Stockholders Deficit (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 01, 2024	Feb. 02, 2024
Number of Warrants			25,000
Weighted average exercise price, Warrants				$ 3.6
Weighted average remaining life in years- vested and exercisable		5 years 4 months 6 days
Weighted average remaining life in years- vested and exercisable	4 years 4 months 24 days
Warrants 1 [Member]
Number of Warrants	515,000
Weighted average exercise price, Warrants	$ 7.80
Number of shares, Warrants exercisable	515,000
Weighted average exercise price, Warrants exercisable	$ 7.80
Weighted average remaining life in years- vested and exercisable	4 years 5 months 1 day
Warrants 2 [Member]
Number of Warrants	16,159,012
Weighted average exercise price, Warrants	$ 7.80
Number of shares, Warrants exercisable	16,159,012
Weighted average exercise price, Warrants exercisable	$ 7.80
Weighted average remaining life in years- vested and exercisable	4 years 5 months 1 day
Warrants [Member]
Number of Warrants	2,689,902
Weighted average exercise price, Warrants	$ 1.77
Number of shares, Warrants exercisable	2,689,902
Weighted average exercise price, Warrants exercisable	$ 1.77
Weighted average remaining life in years- vested and exercisable	3 years 10 months 6 days